SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash equivalents			$ 0	$ 0
Unrecognized tax benefits			0
Unrecognized tax benefits accrued for interest and penalties			$ 0
Anti-dilutive securities attributable to warrants (in shares)	44,333,858	65,380,739	21,320,000
Cash, FDIC Insured Amount			$ 250,000